Business combinations - Summary of Changes In Balance Payable From Acquisition of Subsidiaries (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Changes in Balance Payable From Acquisition Of Subsidiaries [Abstract]
At January 1	$ 6,423	$ 4,000
Addition due to acquisition - installments	0	1,880
Addition due to acquisition - earn-out	0	6,483
Payments of principal/finance charges - installments	(1,224)	(3,556)
Payments of principal/finance charges - earn-out	(916)	(1,378)
Fixed installments adjustment (i)	(362)	44
Earn-out adjustment (i)	(3,740)	(785)
Accrued interest and others	9	62
Exchange rate differences	109	(327)
At December 31	$ 299	$ 6,423